BORROWINGS - Global Programs for the issuance of Notes (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2023 ARS ($)	Aug. 31, 2020 USD ($) installment	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($) installment	Dec. 31, 2023 USD ($) installment	Dec. 31, 2023 ARS ($) installment	Dec. 31, 2023 PYG (₲) installment	Nov. 30, 2023 USD ($) installment	Nov. 30, 2023 ARS ($) installment	Jul. 31, 2023 USD ($) installment	Jul. 31, 2023 ARS ($) installment	Jun. 30, 2023 USD ($) installment	Jun. 30, 2023 ARS ($) installment	Feb. 28, 2023 USD ($) installment	Aug. 31, 2022 USD ($) installment	Aug. 16, 2022 USD ($)	Aug. 16, 2022 ARS ($)	Mar. 31, 2022 USD ($) installment	Mar. 31, 2022 ARS ($) installment	Jun. 30, 2021 USD ($) installment	Mar. 31, 2021 PYG (₲) installment	Jan. 31, 2021 ARS ($) installment	Dec. 31, 2020 ARS ($) installment	Mar. 31, 2020 PYG (₲) installment	Jul. 31, 2019 USD ($) installment	Mar. 31, 2019 PYG (₲) installment	Dec. 28, 2017 USD ($)
BORROWINGS
Accounting balance				$ 1,461,091	$ 1,619,141		$ 2,128,069
Funds received			$ 388,169	265,366	389,534
Telecom Argentina | Series 1 | Denominated in USD
BORROWINGS
Amount involved																										$ 400.0
Number of installments | installment																										1
Accounting balance				225,752			331,879
Telecom Argentina | Series 1 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																										8.00%
Telecom Argentina | Series 5 | Denominated in USD
BORROWINGS
Amount involved		$ 389.0
Number of installments | installment		4
Accounting balance				224,662			219,488
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 02/2023
BORROWINGS
Percentage of installment payment		3.00%
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 08/2023
BORROWINGS
Percentage of installment payment		30.00%
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 08/2024
BORROWINGS
Percentage of installment payment		33.00%
Telecom Argentina | Series 5 | Denominated in USD | Installment payable on 08/2025
BORROWINGS
Percentage of installment payment		34.00%
Telecom Argentina | Series 5 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate		8.50%
Telecom Argentina | Series 7 | Denominated in ARS
BORROWINGS
Amount involved																								$ 125
Number of installments | installment																								1
Accounting balance				72,380
Telecom Argentina | Series 7 | Fixed interest rate | Denominated in ARS
BORROWINGS
Interest rate																								3.00%
Telecom Argentina | Series 8 | Denominated in ARS
BORROWINGS
Amount involved																							$ 134
Number of installments | installment																							1
Accounting balance				77,643			62,401
Telecom Argentina | Series 8 | Fixed interest rate | Denominated in ARS
BORROWINGS
Interest rate																							4.00%
Telecom Argentina | Series 9 | Denominated in USD
BORROWINGS
Amount involved																					$ 92.0
Number of installments | installment																					1
Accounting balance				50,669			74,371
Telecom Argentina | Series 9 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																					2.75%
Telecom Argentina | Series 10 | Denominated in ARS
BORROWINGS
Amount involved					$ 127
Number of installments | installment					1
Interest rate					0.00%
Accounting balance				72,891			58,623
Telecom Argentina | Series 11 | Denominated in ARS
BORROWINGS
Amount involved					$ 2,000
Number of installments | installment					1
Accounting balance				6,462
Telecom Argentina | Series 11 | BADLAR | Denominated in ARS
BORROWINGS
Interest rate basis					3.25%
Telecom Argentina | Series 12
BORROWINGS
Notes and debentures issued																	$ 86.0	$ 11,621
Telecom Argentina | Series 12 | Denominated in USD
BORROWINGS
Amount involved																$ 75.0			$ 23.0
Number of installments | installment																1			1	1
Accounting balance				59,407			85,265
Telecom Argentina | Series 12 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate																1.00%			1.00%	1.00%
Telecom Argentina | Series 13 | Denominated in ARS
BORROWINGS
Amount involved																				$ 2,348
Number of installments | installment																			1	1
Accounting balance				7,583
Telecom Argentina | Series 13 | BADLAR | Denominated in ARS
BORROWINGS
Interest rate basis																			1.50%	1.50%
Telecom Argentina | Series 14 | Denominated in USD
BORROWINGS
Amount involved															$ 62.4
Number of installments | installment															1
Accounting balance							50,455
Telecom Argentina | Series 14 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate															1.00%
Telecom Argentina | Series 15
BORROWINGS
Notes and debentures issued													$ 102.3	$ 24,474
Telecom Argentina | Series 15 | Denominated in USD
BORROWINGS
Amount involved													$ 87.4
Number of installments | installment													1	1
Interest rate													0.00%	0.00%
Accounting balance							80,106
Telecom Argentina | Series 16
BORROWINGS
Notes and debentures issued											$ 213.2	$ 57,186
Telecom Argentina | Series 16 | Denominated in USD
BORROWINGS
Amount involved											$ 180.4
Number of installments | installment											1	1
Interest rate											0.00%	0.00%
Accounting balance							165,853
Telecom Argentina | Series 18
BORROWINGS
Notes and debentures issued									$ 213.2	$ 37,435
Funds received	$ 56,906
Funds received through exchange of notes	13,512
Debt issuance cost										151
Telecom Argentina | Series 18 | Denominated in ARS
BORROWINGS
Amount involved										$ 75
Number of installments | installment									1	1
Accounting balance							43,380
Telecom Argentina | Series 18 | Fixed interest rate | Denominated in USD
BORROWINGS
Interest rate									1.00%	1.00%
Telecom Argentina | Series 19
BORROWINGS
Notes and debentures issued						$ 49.9	$ 18,102		$ 48.3	$ 17,058
Telecom Argentina | Series 19 | Denominated in USD
BORROWINGS
Number of installments | installment						1	1	1	1	1
Telecom Argentina | Series 19 | Denominated in ARS
BORROWINGS
Amount involved						$ 30.9			$ 34.6
Interest rate						0.00%	0.00%	0.00%	0.00%	0.00%
Accounting balance							$ 78,339
Telecom Argentina | Current currency
BORROWINGS
Notional value of UVA's exchanged									$ 34.1
Telecom Argentina | Current currency | Series 12
BORROWINGS
Notes and debentures issued																		$ 45,064
Telecom Argentina | Current currency | Series 15
BORROWINGS
Notes and debentures issued														$ 50,580
Telecom Argentina | Current currency | Series 16
BORROWINGS
Notes and debentures issued												$ 111,133
Telecom Argentina | Current currency | Series 18
BORROWINGS
Notes and debentures issued										$ 46,968
Funds received	29,825
Funds received through exchange of notes	$ 16,953
Debt issuance cost										190
Telecom Argentina | Current currency | Series 19
BORROWINGS
Notes and debentures issued										$ 21,402
Telecom Argentina | Maximum | Term Notes
BORROWINGS
Amount of maximum borrowing capacity																												$ 3,000.0
Nucleo
BORROWINGS
Maximum outstanding amount							3,200	₲ 500,000,000,000
Nucleo | Series 1
BORROWINGS
Amount involved | ₲																											₲ 120,000,000,000
Number of installments | installment																											1
Accounting balance				8,953			13,234
Nucleo | Series 1 | Fixed interest rate
BORROWINGS
Interest rate																											9.00%
Nucleo | Series 2
BORROWINGS
Amount involved | ₲																											₲ 30,000,000,000
Number of installments | installment																											1
Accounting balance				2,230			3,296
Nucleo | Series 2 | Fixed interest rate
BORROWINGS
Interest rate																											9.00%
Nucleo | Series 3
BORROWINGS
Amount involved | ₲																									₲ 100,000,000,000
Number of installments | installment																									1
Accounting balance				7,471			11,042
Nucleo | Series 3 | Fixed interest rate
BORROWINGS
Interest rate																									8.75%
Nucleo | Series 4
BORROWINGS
Amount involved | ₲																						₲ 130,000,000,000
Number of installments | installment																						1
Accounting balance				9,834			14,558
Nucleo | Series 4 | Fixed interest rate
BORROWINGS
Interest rate																						7.10%
Nucleo | Series 5
BORROWINGS
Amount involved | ₲																						₲ 120,000,000,000
Number of installments | installment																						1
Accounting balance				$ 9,087			$ 13,452
Nucleo | Series 5 | Fixed interest rate
BORROWINGS
Interest rate																						8.00%